Schedule of Available for Sale Securities (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 214	$ 78,000
Gross Unrealized Gain		3,000
Gross Unrealized Loss
Fair Value	214	81,000
Investment In Trading Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	214	78,000
Gross Unrealized Gain		3,000
Gross Unrealized Loss
Fair Value	$ 214	$ 81,000